Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer or “PEO” and average “compensation actually paid” to our named executive officers or “NEOs” and the financial performance of the Company during the years ended December 31, 2023, 2022 and 2021, respectively, in each case calculated in a manner consistent with SEC rules.
Name	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Net Loss Attributable to Common to Stockholders	Modified Funds from Operations
					(in thousands)	(in thousands)
2023	$154,385	$154,385	$420,232	$420,232	$(86,097)	$6,030
2022	$—	—	$398,210	$398,210	$(93,285)	$12,642
2021	$—	—	$28,310	$28,310	$(92,942)	$22,940

(1)
Edward M. Weil, Jr. and Michael Anderson are the PEOs reflected in these columns for the fiscal year ended December 31, 2023. Mr. Weil was the sole PEO reflected in these columns for the fiscal years ended 2022 and 2021.

(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Scott M. Lappetito is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Lappetito is the Company’s chief financial officer, treasurer and secretary.

Named Executive Officers, Footnote
(1)
Edward M. Weil, Jr. and Michael Anderson are the PEOs reflected in these columns for the fiscal year ended December 31, 2023. Mr. Weil was the sole PEO reflected in these columns for the fiscal years ended 2022 and 2021.

PEO Total Compensation Amount	$ 154,385
PEO Actually Paid Compensation Amount	$ 154,385
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Scott M. Lappetito is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Lappetito is the Company’s chief financial officer, treasurer and secretary.

Non-PEO NEO Average Total Compensation Amount	$ 420,232	398,210	28,310
Non-PEO NEO Average Compensation Actually Paid Amount	$ 420,232	398,210	28,310
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Scott M. Lappetito is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Lappetito is the Company’s chief financial officer, treasurer and secretary.

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine Fiscal 2023 CAP
In determining compensation actually paid for the year ended December 31, 2023, we did not consider any financial performance measures. Accordingly, we have not included a tabular list of our most important financial measures to determine compensation actually paid during the year ended December 31, 2023 pursuant to Item 402(v) of Regulation S-K and we have not included a “company selected measure” (CSM) column in the table above.

Net Income (Loss)	$ (86,097,000)	(93,285,000)	(92,942,000)
Modified Funds From Operations	$ 6,030	$ 12,642	$ 22,940
Peo 1 [Member]
Pay vs Performance Disclosure
PEO Name	Edward M. Weil, Jr.
Peo 2 [Member]
Pay vs Performance Disclosure
PEO Name	Michael Anderson